Restatement	12 Months Ended
Dec. 31, 2017
Restatement of Prior Year Income [Abstract]
Restatement

Note 1: Restatement

FSB Bancorp, Inc. (the “Company”) is filing this amendment to its annual report on Form 10-K/A for the year ended December 31, 2017 to amend and restate financial statements and certain other financial information filed with Securities and Exchange Commission (“SEC”). These amendments restate the audited consolidated financial statements for the years ended December 31, 2017 and 2016 and revise the interim unaudited consolidated financial statements for the three months ended March 31, 2017, for the three and six months ended June 30, 2017 and for the three and nine months ended September 30, 2017 (the “Restatement Periods”). These amendments are being filed to change the Company’s treatment of mortgage recording tax expense for residential mortgage loans originated in Erie County, New York beginning in the fourth quarter of 2016 through the fourth quarter of 2017.

Effective for the 2015 tax year, New York state tax law was amended and allowed the Company to become eligible to recapture a portion of the special additional mortgage recording tax paid on mortgages and the Company elected to have the overpayment of tax refunded for the years ended December 31, 2015 through December 31, 2017 rather than used as a credit carryforward. As part of a review of the Company’s 2015 state tax return by the New York State Department of Taxation and Finance, management became aware that the Company had been incorrectly claiming a tax credit for residential mortgages on property located in Erie County, the Company’s second largest county for mortgage originations. Pursuant to New York State Department of Taxation and Finance rules, no tax credit will be allowed for payment of the special additional mortgage recording tax with respect to a mortgage of real property located in Erie County and the mortgage was recorded after 1987.

Upon recommendation of management, the Audit Committee of the Company determined that the effect of reversing the tax credits was necessary for the Restatement Periods. The Company estimates that the cumulative effect of the restatement due to the origination of residential mortgage loans in Erie County beginning in the fourth quarter of 2016 through the fourth quarter of 2017 is a reduction in income before income taxes of $247,000 and a reduction in income net of income taxes of $163,000.

The effect this restatement had on the Consolidated Balance Sheets, Consolidated Statements of Income, Consolidated Statements of Comprehensive Income, Consolidated Statements of Stockholders’ Equity, and Consolidated Statements of Cash Flows for the respective periods is as follows:

	At December 31, 2017		At December 31, 2016
Restated Consolidated Balance Sheet:	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands)
Other assets	$2,948	$2,700	$2,487	$2,359
Total assets	$314,630	$314,382	$273,721	$273,593
Other liabilities	$1,344	$1,259	$1,797	$1,753
Total liabilities	$283,411	$283,326	$241,862	$241,818
Retained earnings	$16,240	$16,077	$15,923	$15,839
Total stockholders’ equity	$31,219	$31,056	$31,859	$31,775
Total liabilities and stockholders’ equity	$314,630	$314,382	$273,721	$273,593

	For the Year Ended
	December 31, 2017		December 31, 2016
Restated Consolidated Statements of Income:	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands, except per share data)
Mortgage fees and taxes	$144	$264	$(127)	$-
Total other expenses	$10,521	$10,641	$9,370	$9,497
Income before income taxes	$738	$618	$1,266	$1,139
Provision for income taxes	$448	$407	$328	$285
Net income	$290	$211	$938	$854
Earnings per share – basic and diluted	$0.15	$0.11	$0.49	$0.45

	For the Year Ended
	December 31, 2017		December 31, 2016
Restated Consolidated Statements of Comprehensive Income:	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands)
Net income	$290	$211	$938	$854
Comprehensive income	$210	$131	$1,065	$981

	For the Year Ended
	December 31, 2017		December 31, 2016
Restated Consolidated Statements of Stockholders’ Equity:	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands)
Balance, beginning of period	$31,859	$31,775	$21,760	$21,760
Increase attributable to net income	$290	$211	$938	$854
Balance, end of period	$31,219	$31,056	$31,859	$31,775

	For the Year Ended
	December 31, 2017		December 31, 2016
Restated Consolidated Statements of Cash Flows:	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands)
Net income	$290	$211	$938	$854
Increase in other assets	$(461)	$(341)	$(900)	$(772)
Increase (decrease) in other liabilities	$(585)	$(626)	$675	$631

	At March 31, 2017		At June 30, 2017		At September 30, 2017
Restated Consolidated Balance Sheet:	As Originally Reported	As Restated	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands)
Other assets	$2,679	$2,527	$2,861	$2,684	$3,165	$2,953
Total assets	$286,285	$286,133	$291,099	$290,922	$304,584	$304,372
Other liabilities	$1,354	$1,302	$1,366	$1,305	$1,520	$1,448
Total liabilities	$254,392	$254,340	$258,944	$258,883	$273,271	$273,199
Retained earnings	$15,934	$15,834	$16,174	$16,058	$16,376	$16,236
Total stockholders’ equity	$31,893	$31,793	$32,155	$32,039	$31,313	$31,173
Total liabilities and stockholders’ equity	$286,285	$286,133	$291,099	$290,922	$304,584	$304,372

	For the Quarter Ended
	March 31, 2017		June 30, 2017		September 30, 2017
Restated Consolidated Statements of Income:	As Originally Reported	As Restated	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands, except per share data)
Mortgage fees and taxes	$24	$48	$47	$72	$43	$78
Total other expenses	$2,496	$2,520	$2,593	$2,618	$2,677	$2,712
Income (loss) before income taxes	$(17)	$(41)	$332	$307	$312	$277
Provision (benefit) for income taxes	$(28)	$(36)	$92	$83	$110	$98
Net income (loss)	$11	$(5)	$240	$224	$202	$179
Earnings per share – basic and diluted	$0.01	$0.00	$0.13	$0.12	$0.11	$0.10

	For the Quarter Ended
	March 31, 2017		June 30, 2017		September 30, 2017
Restated Consolidated Statements of Comprehensive Income (Loss):	As Originally Reported	As Restated	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands)
Net income (loss)	$11	$(5)	$240	$224	$202	$179
Comprehensive income	$21	$5	$249	$233	$197	$174
	At March 31, 2017		At June 30, 2017		At September 30, 2017
Restated Consolidated Statements of Stockholders’ Equity:	As Originally Reported	As Restated	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands)
Balance, beginning of period	$31,859	$31,775	$31,859	$31,775	$31,859	$31,775
Increase (decrease) attributable to net income (loss)	$11	$(5)	$251	$219	$453	$398
Balance, end of period	$31,893	$31,793	$32,155	$32,039	$31,313	$31,173

	For the Period Ended:
	March 31, 2017		June 30, 2017		September 30, 2017
Restated Consolidated Statements of Cash Flows:	As Originally Reported	As Restated	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands)
Net income (loss)	$11	$(5)	$251	$219	$453	$398
Increase in other assets	$(192)	$(168)	$(375)	$(326)	$(677)	$(594)
Decrease in other liabilities	$(410)	$(418)	$(398)	$(415)	$(186)	$(214)

In addition, Notes 2, 8, 13, and 15 have been revised to reflect these restatements.